Label	Element	Value
Accumulated other comprehensive income (loss) [Member]
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	$ (537,156,000)
Additional paid in capital [Member]
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	8,507,000
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	99,182,000
Changes in fair value of noncontrolling interests	fms_ChangesInFairValueOfNoncontrollingInterests	(89,767,000)
Purchase (sale) of noncontrolling interests	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	$ (2,184,000)
Common Stock, No par value [Member]
Shares from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	2,108,521
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	$ 2,804,000
Noncontrolling interests not subject to put provisions [Member]
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	(2,513,000)
Profit Loss Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	80,949,000
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	78,436,000
Purchase (sale) of noncontrolling interests	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	327,220,000
Cash contributions from noncontrolling interests	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	(71,054,000)
Total FMC-AG and Co. KGaA [Member]
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	8,507,000
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	101,986,000
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	(537,156,000)
Profit Loss Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	1,045,266,000
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	508,110,000
Changes in fair value of noncontrolling interests	fms_ChangesInFairValueOfNoncontrollingInterests	(89,767,000)
Purchase (sale) of noncontrolling interests	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	(2,184,000)
Dividends paid	us-gaap_Dividends	(317,903,000)
Retained earnings [Member]
Profit Loss Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	1,045,266,000
Dividends paid	us-gaap_Dividends	(317,903,000)
Total Equity Domain [Member]
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	8,507,000
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	101,986,000
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	(539,669,000)
Profit Loss Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	1,126,215,000
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	586,546,000
Changes in fair value of noncontrolling interests	fms_ChangesInFairValueOfNoncontrollingInterests	(89,767,000)
Purchase (sale) of noncontrolling interests	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	325,036,000
Dividends paid	us-gaap_Dividends	(317,903,000)
Cash contributions from noncontrolling interests	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	(71,054,000)
Revolving Credit EUR [Member]
Revolving credit maximum amount available	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	485,640,000
Revolving credit maximum amount available	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	448,120,000
Revolving Credit USD [Member]
Revolving credit balance outstanding	us-gaap_LineOfCreditFacilityFairValueOfAmountOutstanding	35,992,000
Revolving credit balance outstanding	us-gaap_LineOfCreditFacilityFairValueOfAmountOutstanding	763,000
Revolving credit maximum amount available	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	1,000,000,000
Revolving credit maximum amount available	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	1,000,000,000
Term Loan EUR [Member]
Revolving credit balance outstanding	us-gaap_LineOfCreditFacilityFairValueOfAmountOutstanding	364,230,000
Revolving credit balance outstanding	us-gaap_LineOfCreditFacilityFairValueOfAmountOutstanding	315,924,600
Revolving credit maximum amount available	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	364,230,000
Revolving credit maximum amount available	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	315,924,600
Term Loan USD [Member]
Revolving credit balance outstanding	us-gaap_LineOfCreditFacilityFairValueOfAmountOutstanding	2,500,000,000
Revolving credit balance outstanding	us-gaap_LineOfCreditFacilityFairValueOfAmountOutstanding	2,350,000,000
Revolving credit maximum amount available	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	2,500,000,000
Revolving credit maximum amount available	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	2,350,000,000
Revolving Credit Facility [Member] | Revolving Credit EUR [Member]
Long Term Debt balance outstanding	fms_LongTermDebtBalanceOutstanding	0
Long Term Debt balance outstanding	fms_LongTermDebtBalanceOutstanding	0
Long Term Debt maximum amount available	fms_LongTermDebtMaximumAmountAvailable	485,640,000
Long Term Debt maximum amount available	fms_LongTermDebtMaximumAmountAvailable	448,120,000
Revolving Credit Facility [Member] | Revolving Credit USD [Member]
Long Term Debt balance outstanding	fms_LongTermDebtBalanceOutstanding	35,992,000
Long Term Debt balance outstanding	fms_LongTermDebtBalanceOutstanding	763,000
Long Term Debt maximum amount available	fms_LongTermDebtMaximumAmountAvailable	1,000,000,000
Long Term Debt maximum amount available	fms_LongTermDebtMaximumAmountAvailable	1,000,000,000
Revolving Credit Facility [Member] | Term Loan EUR [Member]
Long Term Debt balance outstanding	fms_LongTermDebtBalanceOutstanding	364,230,000
Long Term Debt balance outstanding	fms_LongTermDebtBalanceOutstanding	315,924,600
Long Term Debt maximum amount available	fms_LongTermDebtMaximumAmountAvailable	364,230,000
Long Term Debt maximum amount available	fms_LongTermDebtMaximumAmountAvailable	315,924,600
Revolving Credit Facility [Member] | Term Loan USD [Member]
Long Term Debt balance outstanding	fms_LongTermDebtBalanceOutstanding	2,500,000,000
Long Term Debt balance outstanding	fms_LongTermDebtBalanceOutstanding	2,350,000,000
Long Term Debt maximum amount available	fms_LongTermDebtMaximumAmountAvailable	2,500,000,000
Long Term Debt maximum amount available	fms_LongTermDebtMaximumAmountAvailable	$ 2,350,000,000